Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation	Basis of Presentation and Principles of Consolidation The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) promulgated by the Financial Accounting Standards Board (“FASB”).
Principles of Consolidation	The consolidated financial statements include the accounts of the Company, Context Therapeutics LLC, Context Biopharma, Inc. and Context Ireland Ltd., the Company’s wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.
Reclassification of Prior Year Presentation	Reclassification of Prior Year PresentationCertain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.
Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and contingent liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.
Estimates and assumptions are periodically reviewed and the effects of the revisions are reflected in the accompanying consolidated financial statements in the period they are determined to be necessary. Significant estimates and assumptions made in the accompanying consolidated financial statements include, but are not limited to, the fair value of common stock, share-based compensation arrangements, the fair value of warrants, the fair value of convertible debt, and prepayments, accruals and associated expense related to research and development activities performed for the Company by third parties.
Concentrations of Credit Risk	Concentrations of Credit Risk Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains deposits in federally insured financial institutions in excess of federally insured limits. The Company has not experienced any losses in such accounts and management believes that the Company is not exposed to significant credit risk due to the financial position of the depository institutions in which those deposits are held.
Segment Information	Segment Information Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business in one segment.
Fair Value of Financial Instruments	Fair Value of Financial Instruments At December 31, 2021 and 2020, the Company’s level 1 financial instruments included cash equivalents and accounts payable. The carrying amounts of these assets and liabilities approximate fair value due to their short-term nature. Convertible promissory notes are recorded at approximate fair value on a recurring basis (see Note 4 for further discussion).
Cash, Cash Equivalents and Restricted Cash	Cash, Cash Equivalents and Restricted CashThe Company considers all highly liquid investments that have original maturities of three months or less when acquired to be cash equivalents. Cash equivalents consist of amounts invested in money market accounts.
Deferred Offering Costs	Deferred Offering Costs The Company capitalizes certain legal, professional, accounting and other third-party fees that are directly associated with in-process equity financings as deferred offering costs until such financings are consummated. After consummation of an equity financing, the costs are recorded as a reduction of additional paid-in capital generated as a result of such offering. Should an in-process equity financing be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the consolidated statements of operations.
Convertible Preferred Stock and Redeemable Common Stock
Convertible Preferred Stock and Redeemable Common Stock
The Company accounts for its convertible preferred stock subject to possible conversion in accordance with ASC 480, Distinguishing Liabilities from Equity. Conditionally convertible preferred stock (including shares that feature conversion rights that are either within the control of the holder or subject to conversion upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. The Company’s convertible preferred stock feature redemption rights that are considered by the Company to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, at December 31, 2020, the convertible preferred stock subject to contingent redemption are presented as temporary equity, outside of the stockholders’ deficit section of the Company’s consolidated balance sheets.
Acquired In-Process Research and Development Costs	Acquired In-Process Research and Development CostsAcquired in-process research and development (“IPR&D”) expense consists of the initial up-front payments incurred in connection with the acquisition or licensing of products or technologies that do not meet the definition of a business under FASB ASC Topic 805, Business Combinations.
Research and Development Costs
Research and Development Costs
Research and development costs are expensed as incurred. Research and development costs include external costs of outside vendors engaged to conduct clinical studies and other research and development activities, salaries, share-based compensation, and other operational costs related to the Company’s research and development activities.
The Company makes estimates of prepaid/accrued expenses as of each balance sheet date in the financial statements based on facts and circumstances known at that time. If the actual timing of the performance of services or the level of effort varies from the estimate, the Company will adjust the prepaid/accrual accordingly.
Nonrefundable advance payments for goods and services, including fees for clinical trial expenses, process development or manufacturing and distribution of clinical supplies that will be used in future research and development activities, are deferred and recognized as expense in the period that the related goods are consumed or services are performed.
Patent Costs	Patent Costs Costs related to filing and pursuing patent applications are recorded as general and administrative expense and expensed as incurred since recoverability of such expenditures is uncertain.
Share-based Compensation
Share-Based Compensation
The Company measures and recognizes share-based compensation expense for both employee and non-employee awards based on the grant date fair value of the awards. The Company recognizes share-based compensation expense on a straight-line basis over the requisite service period of the awards, which is generally the vesting period. The Company recognizes forfeitures as they occur.
The Company classifies share-based compensation expense in its consolidated statements of operations in the same manner in which the award recipient’s payroll costs are classified or in which the award recipients’ service payments are classified.
The Company estimates the fair value of employee and non-employee stock awards as of the date of grant using the Black-Scholes option pricing model. Until its IPO that closed in October 2021, the Company had been a private company and lacked Company-specific historical and implied volatility information. Therefore, management estimates the expected share price volatility based on the historical volatility of a publicly traded set of peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own publicly traded share price. The expected term of the Company’s stock awards has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” stock awards. The risk-free interest rate is determined by reference to the yield curve of a zero-coupon U.S. Treasury bond on the date of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends on common stock and does not expect to pay any cash dividends in the foreseeable future.
In addition, the Company measures and recognizes share-based compensation expense for advisors, officers and director restricted stock awards based on the grant date fair value of the awards.
Income Taxes
Income Taxes
Prior to April 2021, the Company was a limited liability company that was treated as a pass-through entity for income tax purposes. In April 2021, upon the completion of its reverse triangular merger, the Company converted to a corporation and is subject to federal, state and local corporate income taxes which have been provided for in the financial statements based upon ASC 740, Income Taxes (“ASC 740”). Context BioPharma, Inc. has always been subject to corporate income taxes.
Under ASC 740, deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting. Deferred tax assets are reduced by a valuation allowance if a determination is made that it is more likely than not that some or all of the deferred tax assets will not be realized based on the weight of all available evidence.
As required by ASC 740, the Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an examination. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon settlement with the relevant authority.
The Company will recognize interest and penalties related to uncertain tax positions in income tax expense.
Net (Loss) Income Per Share
Net (Loss) Income Per Share
The Company computes net (loss) income per share using the weighted-average number of common shares outstanding during the year. For years with a net loss, basic and diluted net loss per share are the same because the conversion, exercise or issuance of all potential common stock equivalents, which includes convertible promissory notes, preferred stock, warrants and share-based awards outstanding, would be anti-dilutive.

Recently Adopted and Issued Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (ASC 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (ASC 815-40) (“ASU 2020-06”). ASU 2020-06 eliminated the beneficial conversion (and cash conversion) accounting models in ASC 470-20 that require separate accounting for embedded conversion features and simplified the settlement assessment to determine whether it qualifies for equity classification by removing certain conditions in ASC 815-40-25. In addition, the new guidance requires entities to use the if-converted method to calculate earnings per share for all convertible instruments and to include the effect of share settlement for instruments that may be settled in cash or shares. The Company adopted this standard on January 1, 2021, and the adoption did not have a material impact on its financial statements and related disclosures.
In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This guidance applies to all entities and aims to reduce the complexity of tax accounting standards while enhancing reporting disclosures. This guidance is effective for fiscal years beginning after December 15, 2020 and interim periods therein. Early adoption is permitted for any annual periods for which financial statements have not been issued and interim periods therein. The Company adopted this standard on January 1, 2021, and the adoption did not have a material impact on its related disclosures.
Recently Issued Accounting Pronouncements
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), in order to increase transparency and comparability among organizations by, among other provisions, recognizing lease assets and lease liabilities on the balance sheet for those leases classified as operating leases under previous GAAP. In transition, entities may also elect a package of practical expedients that must be applied in its entirety to all leases commencing before the adoption date, unless the lease is modified, and permits entities to not reassess (a) the existence of a lease, (b) the lease classification or (c) the determination of initial direct costs, as of the adoption date, which effectively allows entities to carryforward accounting conclusions under previous GAAP. In July 2018, the FASB issued ASU 2018-11, Leases (Topic 842): Targeted Improvements, which provides entities an optional transition method to apply the guidance under Topic 842 as of the adoption date, rather than as of the earliest period presented. The Company adopted this standard on January 1, 2022 and the adoption did not have a material impact on its consolidated financial statements due to the fact that the Company did not have any material long-term leasing arrangements as of the date of adoption.